UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	October 7, 2010

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		73
Form 13F Information Table Value Total:		$128,067




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     2099    73388 SH       Sole                    72804               584
Abbott Laboratories            COM              002824100     1536    29410 SH       Sole                    29410
Annaly Mortgage Management, In COM              035710409     1577    89600 SH       Sole                    89600
Apple Computer                 COM              037833100      247      870 SH       Sole                      870
BRE Properties                 COM              05564E106     1883    45372 SH       Sole                    44772               600
Berkshire Hathaway Class B (ne COM              084670702      261     3152 SH       Sole                     3152
Bristol-Myers Squibb           COM              110122108     1952    72017 SH       Sole                    71317               700
Bunge Ltd.                     COM              G16962105     1700    28734 SH       Sole                    28734
CSX Corp.                      COM              126408103      221     4000 SH       Sole                     4000
Canadian Imperial Bank of Comm COM              136069101      677     9350 SH       Sole                     9350
Chesapeake Energy Corp.        COM              165167107     1449    63975 SH       Sole                    62975              1000
Chevron Corporation (fmly. Che COM              166764100     3697    45612 SH       Sole                    45312               300
ConocoPhillips                 COM              20825C104     1410    24558 SH       Sole                    24558
Copart Inc.                    COM              217204106     1104    33500 SH       Sole                    33500
Cypress Semiconductor          COM              232806109      146    11600 SH       Sole                    11600
DNP Select Income Fund (fmly.  COM              23325p104     1122   114386 SH       Sole                   114386
Du Pont                        COM              263534109     2328    52180 SH       Sole                    52180
Duke Energy                    COM              264399106      290    16400 SH       Sole                    16400
Duke-Weeks Realty Corp.        COM              264411505      190    16400 SH       Sole                    15600               800
Edison International (formerly COM              281020107      203     5910 SH       Sole                     5910
ExxonMobil                     COM              30231g102      494     8000 SH       Sole                     8000
Frontier Communications        COM              35906a108      271    33124 SH       Sole                    33124
General Electric               COM              369604103      652    40150 SH       Sole                    40150
GlaxoSmithKline plc            COM              37733W105     1529    38700 SH       Sole                    38200               500
HCP, Inc.                      COM              40414L109     1468    40800 SH       Sole                    40800
Hawaiian Electric              COM              419870100      890    39466 SH       Sole                    39466
Heinz (H.J.)                   COM              423074103     1959    41350 SH       Sole                    41050               300
Intel Corp.                    COM              458140100      619    32264 SH       Sole                    32264
International Business Machine COM              459200101     1281     9548 SH       Sole                     9548
Johnson & Johnson              COM              478160104     1877    30300 SH       Sole                    30300
Kimberly-Clark                 COM              494368103     1724    26500 SH       Sole                    26500
Leggett & Platt, Inc.          COM              524660107      646    28400 SH       Sole                    28400
Lilly, Eli                     COM              532457108     1368    37460 SH       Sole                    37460
Merck & Co.                    COM              589331107      873    23725 SH       Sole                    23437               288
Microchip Technology, Inc.     COM              595017104     2197    69850 SH       Sole                    69850
Microsoft                      COM              594918104     1833    74840 SH       Sole                    74040               800
Oracle Corp.                   COM              68389X105     1037    38634 SH       Sole                    38634
PG&E Corporation               COM              69331C108      963    21192 SH       Sole                    21192
PPG Industries                 COM              693506107      262     3600 SH       Sole                     3600
Pepco Holdings, Inc.           COM              737679100     1164    62600 SH       Sole                    62600
Pepsico Inc.                   COM              713448108     1679    25268 SH       Sole                    24968               300
Pfizer Inc.                    COM              717081103     1031    60071 SH       Sole                    60071
Pitney Bowes, Inc.             COM              724479100      263    12300 SH       Sole                    12300
Plum Creek Timber Company, Inc COM              729251108     1861    52717 SH       Sole                    52217               500
Procter & Gamble               COM              742718109    14733   245681 SH       Sole                   245381               300
Rayonier Inc.                  COM              754907103     1339    26725 SH       Sole                    26425               300
Safeguard Scientifics          COM              786449108      250    19973 SH       Sole                    19973
TransCanada PL                 COM              89353D107     2676    72084 SH       Sole                    71784               300
Unilever PLC                   COM              904767704     1722    59160 SH       Sole                    59160
Union Pacific Corp.            COM              907818108      263     3220 SH       Sole                     3220
United Technologies            COM              913017109     1569    22026 SH       Sole                    22026
Verizon Corporation            COM              92343V104     1019    31257 SH       Sole                    31257
ASA (Bermuda) Limited          COM              G3156P103     5319   175300 SH       Sole                   173800              1500
AngloGold Ashanti Ltd.         COM              035128206     2247    48600 SH       Sole                    48600
BHP Billiton Ltd.              COM              088606108      557     7300 SH       Sole                     7300
Barrick Gold Corporation       COM              067901108     2152    46500 SH       Sole                    46500
Central Fund of Canada Ltd.    COM              153501101     5623   338750 SH       Sole                   338750
Freeport McMoRan Copper & Gold COM              35671D857     1455    17034 SH       Sole                    17034
Goldcorp, Inc.                 COM              380956409     7052   162033 SH       Sole                   160533              1500
Hecla Mining                   COM              422704106      723   114400 SH       Sole                   114400
IAMGOLD Corporation            COM              450913108     1892   106850 SH       Sole                   106850
Kinross Gold Corporation       COM              496902404     1584    84300 SH       Sole                    84300
Newmont Mining                 COM              651639106     7243   115318 SH       Sole                   114318              1000
Pan American Silver Corp.      COM              697900108     3496   118150 SH       Sole                   118150
Silver Wheaton Corp.           COM              828336107     3230   121200 SH       Sole                   121200
Sprott Physical Gold Trust ETV COM              85207H104     2786   243100 SH       Sole                   243100
Yamana Gold, Inc.              COM              98462Y100     2616   229450 SH       Sole                   229450
ishares Comex Gold Trust       COM              464285105      166    13000 SH       Sole                    13000
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1802    68350 SH       Sole                    68350
Aberdeen Asia-Pacific Income F COM              003009107      670    96267 SH       Sole                    94267              2000
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      392     7500 SH       Sole                     7200               300
Pimco Enhanced Short Maturity  COM              72201R833     1100    10900 SH       Sole                    10900
Templeton Global Income Fund   COM              880198106      353    32700 SH       Sole                    30700              2000